Accounting Changes	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Accounting Changes	JNote 2 – Accounting Changes No new accounting pronouncements have been adopted in the year ended December 31, 2022 in the Consolidated Financial Statements.